Label	Element	Value
PFI Prospectus | California Municipal Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	California Municipal Fund
PFI Prospectus | Core Fixed Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Fixed Income Fund
PFI Prospectus | Core Plus Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Plus Bond Fund
PFI Prospectus | Diversified International Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified International Fund
PFI Prospectus | Equity Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Income Fund
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Finisterre Emerging Markets Total Return Bond Fund
PFI Prospectus | Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED INCOME FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Funds, Inc.
Supplement dated March 18, 2022
to the Prospectus dated March 1, 2022

This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARY FOR DIVERSIFIED INCOME FUND
On or about April 7, 2022, in the Principal Investment Strategies section, delete the last bullet point and replace with the following:

•Diversified portfolio of global equity securities, which includes buying equity securities that appear to be undervalued. The Fund invests in equity securities regardless of market capitalization (small, medium or large).

Under Performance, in the Average Annual Total Returns table, delete the row for Bloomberg US Aggregate Bond Index and replace with the following:

Average Annual Total Returns For the periods ended December 31, 2021
	1 Year	5 Years	10 Years
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(1.54)%	3.57%	2.90%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	(4.71)%	3.36%	1.77%
MSCI World Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	21.96%	8.92%	9.53%
DI Blended Index (Linked) (except as noted for MSCI World Value Index NTR, reflects no deduction for fees, expenses, or taxes)	0.26%	4.63%	5.47%
Add the following at the end of the Performance section:
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. The weightings for the DI Blended Index (Linked) are:
•for the period from March 1, 2022 and after: 100% Bloomberg US Aggregate Bond Index.
•for the period from January 1, 2019 to February 28, 2022: 80% Bloomberg Global Aggregate Index and 20% MSCI World Value Index NTR. Performance of each of these components is also shown separately.
•for the period prior to January 1, 2019: 40% Bloomberg Global Credit Index; 30% Bloomberg Global High Yield Index; and 30% MSCI World Value Index NTR.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	dd the following at the end of the Performance section:
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. The weightings for the DI Blended Index (Linked) are:
•for the period from March 1, 2022 and after: 100% Bloomberg US Aggregate Bond Index.
•for the period from January 1, 2019 to February 28, 2022: 80% Bloomberg Global Aggregate Index and 20% MSCI World Value Index NTR. Performance of each of these components is also shown separately.
•for the period prior to January 1, 2019: 40% Bloomberg Global Credit Index; 30% Bloomberg Global High Yield Index; and 30% MSCI World Value Index NTR.

PFI Prospectus | Diversified Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	2.90%
PFI Prospectus | Diversified Income Fund | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.71%)
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years	rr_AverageAnnualReturnYear10	1.77%
PFI Prospectus | Diversified Income Fund | MSCI World Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI World Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	21.96%
5 Years	rr_AverageAnnualReturnYear05	8.92%
10 Years	rr_AverageAnnualReturnYear10	9.53%
PFI Prospectus | Diversified Income Fund | DI Blended Index (Linked) (except as noted for MSCI World Value Index NTR, reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI World Value Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	DI Blended Index (Linked) (except as noted for MSCI World Value Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.26%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	5.47%
PFI Prospectus | Global Real Estate Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Real Estate Securities Fund
PFI Prospectus | Government & High Quality Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government & High Quality Bond Fund
PFI Prospectus | Government Money Market Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government Money Market Fund
PFI Prospectus | High Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Income Fund
PFI Prospectus | High Yield Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Fund
PFI Prospectus | Inflation Protection Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Protection Fund
PFI Prospectus | Global Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Emerging Markets Fund
PFI Prospectus | International Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Fund I
PFI Prospectus | LargeCap Growth Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LargeCap Growth Fund I
PFI Prospectus | LargeCap S&P 500 Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LargeCap S&P 500 Index Fund
PFI Prospectus | LargeCap Value Fund III [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LargeCap Value Fund III
PFI Prospectus | MidCap Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MidCap Fund
PFI Prospectus | MidCap Growth Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MidCap Growth Fund
PFI Prospectus | MidCap Growth Fund III [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MidCap Growth Fund III
PFI Prospectus | MidCap S&P 400 Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MidCap S&P 400 Index Fund
PFI Prospectus | MidCap Value Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MidCap Value Fund I
PFI Prospectus | Money Market Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market Fund
PFI Prospectus | Overseas Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Overseas Fund
PFI Prospectus | Principal Capital Appreciation Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Capital Appreciation Fund
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Strategic Income Fund
PFI Prospectus | Principal LifeTime 2010 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2010 Fund
PFI Prospectus | Principal LifeTime 2015 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2015 Fund
PFI Prospectus | Principal LifeTime 2020 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2020 Fund
PFI Prospectus | Principal LifeTime 2025 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2025 Fund
PFI Prospectus | Principal LifeTime 2030 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2030 Fund
PFI Prospectus | Principal LifeTime 2035 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2035 Fund
PFI Prospectus | Principal LifeTime 2040 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2040 Fund
PFI Prospectus | Principal LifeTime 2045 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2045 Fund
PFI Prospectus | Principal LifeTime 2050 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2050 Fund
PFI Prospectus | Principal LifeTime 2055 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2055 Fund
PFI Prospectus | Principal LifeTime 2060 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2060 Fund
PFI Prospectus | Principal LifeTime 2065 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2065
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid Income Fund
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2015 Fund
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2020 Fund
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2025 Fund
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2030 Fund
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2035 Fund
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2040 Fund
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2045 Fund
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2050 Fund
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2055 Fund
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2060 Fund
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2065
PFI Prospectus | Real Estate Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Real Estate Securities Fund
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management Balanced Portfolio
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management Conservative Balanced Portfolio
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management Conservative Growth Portfolio
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management Flexible Income Portfolio
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management Strategic Growth Portfolio
PFI Prospectus | Short-Term Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Income Fund
PFI Prospectus | SmallCap Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SmallCap Fund
PFI Prospectus | SmallCap Growth Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SmallCap Growth Fund I
PFI Prospectus | SmallCap S&P 600 Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SmallCap S&P 600 Index Fund
PFI Prospectus | SmallCap Value Fund II [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SmallCap Value Fund II
PFI Prospectus | Tax-Exempt Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax-Exempt Bond Fund